united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22512

Variable Insurance Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/15

ITEM 1. REPORTS TO SHAREHOLDERS.

Semi-Annual Report

Barrier Fund Portfolio

June 30, 2015

Mutuals Advisors, Inc.
700 North Pearl St.
Suite 900
Dallas, TX 75201

Barrier Fund Portfolio

PORTFOLIO REVIEW (Unaudited)

June 30, 2015

The Fund’s performance figures* for the periods ended June 30, 2015, as compared to its benchmark:

	Six Months	One Year	Since Inception**
Barrier Fund Portfolio	1.30%	(0.97)%	18.14%
S&P 500 Total Return Index***	1.23%	7.42%	19.73%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares as well as other charges and expenses of the insurance contract or separate account. The Portfolio’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Portfolio, at least until April 30, 2016, to ensure that the net annual Portfolio operating expenses, will not exceed 1.75% subject to possible recoupment from the Portfolio in future years. Without these waivers, the Portfolio’s total annual operating expenses, including underlying funds, would have been 13.11%, per the most recent prospectus. For performance information current to the most recent month-end, please call 1-866-447-4228.

**	Inception date is November 16, 2012.

***	The Standard & Poor’s (S&P) 500 Total Return Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Sector	% of Net Assets
Beverages	23.8%
Agriculture	21.8%
Aerospace/Defense	17.4%
Lodging	16.7%
Entertainment	6.1%
Electronics	4.6%
Miscellaneous Manufacturing	2.0%
Other, Cash & Cash Equivalents	7.6%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

1

Barrier Fund Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2015

Shares		Value

	COMMON STOCKS - 92.4%
	AEROSPACE/DEFENSE - 17.4%
120	Boeing Co.	$16,646
105	General Dynamics Corp.	14,877
35	Lockheed Martin Corp.	6,507
40	Northrop Grumman Corp.	6,345
90	Raytheon Company	8,611
60	United Technologies Corp.	6,656
		59,642
	AGRICULTURE - 21.8%
455	Altria Group, Inc.	22,254
100	Lorillard, Inc.	10,825
250	Philip Morris International, Inc.	20,043
287	Reynolds American, Inc.	21,448
		74,570
	BEVERAGES - 23.8%
1,300	Ambev SA	7,930
120	Anheuser-Busch InBev	14,480
195	Brown-Forman Group	19,535
115	Constellation Brands, Inc. Class A	13,342
115	Diageo PLC	13,345
185	Molson Coors Brewing Co. Class B	12,915
		81,547
	ELECTRONICS - 4.6%
155	Honeywell International, Inc.	15,805

	ENTERTAINMENT - 6.1%
150	Caesars Acquisition Co. *	1,032
100	Churchill Downs, Inc.	12,505
36	International Game Technology *	639
360	Penn National Gaming, Inc. *	6,606
		20,782
	LODGING - 16.7%
425	Boyd Gaming *	6,354
300	Caesars Entertainment Corp. *	1,836
300	Las Vegas Sands Corp.	15,771
900	MGM Resorts International *	16,425
170	Wynn Resorts, Ltd.	16,774
		57,160
	MISCELLANEOUS MANUFACTURING- 2.0%
400	Smith & Wesson Holding Corp. *	6,636

	TOTAL COMMON STOCKS (Cost $322,823)	316,142

The accompanying notes are an integral part of these financial statements.

2

Barrier Fund Portfolio
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2015

Shares		Value

	SHORT-TERM INVESTMENTS - 5.0%
17,035	Fidelity Government Institutional Money Market Fund - Class I, 0.10%**	$17,035
	(Cost $17,035)

	TOTAL INVESTMENTS IN SECURITIES - 97.4% (Cost $339,858) (a)	$333,177
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.6%	8,854
	TOTAL NET ASSETS - 100.0%	$342,031

*	Non-Income producing security.

**	Interest rate reflects seven-day effective yield on June 30, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $344,433 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,320
Unrealized depreciation	(18,576)
Net unrealized depreciation	$(11,256)

The accompanying notes are an integral part of these financial statements.

3

BARRIER FUND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2015

Assets:
Investments securities
At cost	$339,858
At value	$333,177
Receivable for securities sold	10,193
Due from Advisor	4,907
Dividends and interest receivable	912
Prepaid expenses and other assets	14,862
Total Assets	364,051

Liabilities:
Payable for investments purchased	18,088
Distribution (12b-1) fees payable	2,809
Redemptions payable	31
Fees payable to other affiliates	1,092
Total Liabilities	22,020

Net Assets	$342,031

Composition of Net Assets:
Paid in capital	$213,946
Undistributed net investment income	12,076
Accumulated net realized gain from investment transactions	122,690
Net unrealized depreciation on investment transactions	(6,681)

Net Assets	$342,031

Shares outstanding (unlimited number of shares authorized without par value)	23,181

Net asset value (net assets ÷ shares outstanding), offering price and redemption price per share	$14.75

The accompanying notes are an integral part of these financial statements.

4

BARRIER FUND PORTFOLIO
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2015

Investment Income:
Dividends (Net of foreign tax withheld $125)	$5,268
Interest	16
Total Investment Income	5,284

Expenses:
Advisory fees	2,023
Distribution (12b-1) fees	1,065
Audit fees	7,481
Professional Fees	7,439
Transfer agent fees	3,620
Custody fees	3,408
MFund service fees	2,908
Trustees’ fees	2,782
Printing expense	1,548
Legal fees	905
Administration fees	277
Other expenses	315
Total expenses	33,771

Less: Fees waived and expenses reimbursed by the Advisor	(30,027)
Net expenses	3,744

Net Investment Income	1,540

Realized and Unrealized Gain (Loss):
Net realized gain from:
Investment transactions	4,798
4,798
Net change in unrealized depreciation on:
Investment transactions	(6,412)
(6,412)

Net Realized and Unrealized Loss	(1,614)

Net Decrease in Net Assets Resulting From Operations	$(74)

The accompanying notes are an integral part of these financial statements.

5

BARRIER FUND PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Net Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$1,540	$11,282
Net realized gain from investment transactions and options written	4,798	119,960
Net change in unrealized depreciation on investment transactions and options written	(6,412)	(78,719)

Net increase (decrease) in net assets resulting from operations	(74)	52,523

Distributions:
From net investment income	—	(3,040)
From net realized gains	—	(13,956)
Net decrease in net assets from distributions	—	(16,996)

From Shares of Beneficial Interest:
Proceeds from shares sold	623,375	772,906
Reinvestment of dividends	—	16,996
Payments for shares redeemed	(662,469)	(1,565,112)
Net decrease in net assets from shares of beneficial interest	(39,094)	(775,210)

Net Decrease in Net Assets	(39,168)	(739,683)

Net Assets:
Beginning of Period	381,199	1,120,882
End of Period*	$342,031	$381,199
* Includes undistributed net investment income of:	$12,076	$10,536

Share Activity:
Shares sold	40,977	51,873
Shares reinvested	—	1,193
Shares redeemed	(43,981)	(108,594)
Net Decrease in Shares	(3,004)	(55,528)

The accompanying notes are an integral part of these financial statements.

6

BARRIER FUND PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period presented)

	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	June 30, 2015		December 31,	December 31,	December 31,
	(Unaudited)		2014	2013	2012(1)
Net Asset Value, Beginning of Period	$14.56		$13.72	$10.17	$10.00

Income From Investment Operations:
Net investment income (2)	0.05		0.26	0.08	0.14
Net realized and unrealized gain from investment transactions and options written	0.14		1.25	3.50	0.03
Total from investment operations	0.19		1.51	3.58	0.17

Less Distributions:
From net investment income	—		(0.12)	(0.02)	—
From net realized gains	—		(0.55)	(0.01)	—
Total distributions	—		(0.67)	(0.03)	—

Net Asset Value, End of Period	$14.75		$14.56	$13.72	$10.17

Total Return (3)	1.30	% (5)	11.08%	35.21%	1.70	% (5)

Ratios/Supplemental Data:
Net assets, end of period (000s)	$342		$381	$1,121	$123
Ratio of gross expenses to average net assets (4)(7)	15.80	% (6)	13.10%	17.47%	90.81	% (6)
Ratio of net expenses to average net assets (7)	1.75	% (6)	1.75%	1.75%	1.75	% (6)
Ratio of net investment income to average net assets (7)(8)	0.72	% (6)	1.84%	0.65%	12.00	% (6)
Portfolio Turnover Rate	167	% (5)	120%	157%	62	% (5)

(1)	The Barrier Fund Portfolio commenced operations on November 16, 2012.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table represents the rate that the investor would have earned or lost in an investment in the Portfolio. Had the Advisor not waived or reimbursed a portion of the Portfolio’s expenses, total return would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.

(8)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Portfolio invests.

The accompanying notes are an integral part of these financial statements.

7

BARRIER FUND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2015

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Variable Insurance Trust (the “Trust”), was organized as an Ohio business trust on December 8, 2010. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). These financial statements include only the Barrier Fund Portfolio (the “Portfolio”), formerly known as the Vice Fund Portfolio, a series of the Trust. The Portfolio is registered as non-diversified. The Portfolio’s investment advisor is Mutuals Advisors, Inc. (the “Advisor”).

Barrier Fund Portfolio commenced operations on November 16, 2012. The Portfolio’s objective is to achieve long-term growth of capital.

The following is a summary of significant accounting policies consistently followed by the Portfolio which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Portfolio may invest in portfolios of open-end or closed-end investment companies and exchange-traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange-traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange-traded fund purchased by the Portfolio will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

8

BARRIER FUND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2015 for the Portfolio’s assets and liabilities measured at fair value:

Assets

		Level 2
	Level 1	(Other Significant
Security Classifications (a)	(Quoted Prices)	Observable Inputs)	Total
Common Stocks (b)	$316,142	$—	$316,142
Short-Term Investments	17,035	—	17,035
Total	$333,177	$—	$333,177

(a)	As of and during the six months ended June 30, 2015, the Portfolio held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of Level 1 and 2 during the current period presented. It is the Portfolio’s policy to recognize transfers into and out of Level 1 and 2 at the end of the reporting period.

(b)	All common stock held by the Portfolio are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

b) Federal Income Tax - The Portfolio has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provisions are required.

As of and during the six months ended June 30, 2015, the Portfolio did not have a liability for any unrecognized tax expense. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. During the six months ended June 30, 2015, the Portfolio did not incur any interest or penalties. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012, 2013 and 2014), or expected to be taken in the Portfolio’s 2015 tax

9

BARRIER FUND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

return. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Portfolio’s tax returns is presently in progress.

c) Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized gains, if any, are declared and distributed annually.

d) Other - Investment and shareholder transactions are recorded on trade date. The Portfolio determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Portfolio and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates.

e) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Portfolio were as follows:

Purchases	Sales
$626,683	$682,330

There were no government securities purchased or sold during the period.

(3)	ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Mutuals Advisors, Inc. is the Advisor to the Portfolio pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Portfolio in accordance with the Portfolio’s investment policies and restrictions. The Advisor provides the Portfolio with investment advice and supervision and furnishes an investment program for the Portfolio. For its services under the Investment Advisory Agreement, the Advisor is paid a monthly management fee at the annual rate of 0.95% of the average daily net assets of the Portfolio. The Advisor pays expenses incurred by it in connection with acting as advisor, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Portfolio and other expenses paid by the Portfolio as detailed in the Advisory Agreement. The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). For the six months ended June 30, 2015, advisory fees of $2,023 were incurred by the Portfolio, before the waiver

10

BARRIER FUND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

and reimbursement described below. As of June 30, 2015 the Advisor owed the Fund $4,907, of which $4,907 has since been collected.

The Advisor and the Portfolio have entered into an Expense Limitation Agreement under which the Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding 12b-1 fees, brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds and extraordinary expenses) at 1.25% for the Portfolio’s shares through April 30, 2016. Each waiver or reimbursement by the Advisor is subject to repayment by the Portfolio within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Portfolio is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended June 30, 2015, the Advisor waived advisory fees and reimbursed expenses of $30,027. For the year ended December 31, 2014, the Advisor may recapture $11,530 of waived advisory fees no later than December 31, 2015, $73,475 no later than December 31, 2016 and $69,663 no later than December 31, 2017.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Portfolio, the Portfolio pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended June 30, 2015, the Portfolio incurred $2,908 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Portfolio pursuant to agreements with the Trust, for which it receives from the Portfolio: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Portfolio, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. Prior to April 1, 2014 Trustees received a quarterly retainer of $250. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust and Mutual Fund Series Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trusts per year. The “interested persons” of the Trusts receive no compensation from the Portfolio. The Trusts reimburse each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

11

BARRIER FUND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, that allows the Portfolio to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares based on average daily net assets of each class. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Portfolio and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

(4)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS

The tax character of portfolio distributions paid for the year ended December 31, 2014 and December 31, 2013 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2014	December 31, 2013
Ordinary Income	$16,996	$2,327
	$16,996	$2,327

As of December 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss		Unrealized	Total
Ordinary	Long-Term	Carry	Post October	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$132,515	$488	$—	$—	$(4,844)	$128,159

The difference between book basis and tax basis undistributed net investment income, unrealized depreciation, and accumulated net realized gain from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments related to return of capital distributions from C corporations.

Permanent book and tax differences, primarily attributable to tax adjustments relating to real estate investment trusts and return of capital distributions from C corporations, resulted in reclassifications for the year ended December 31, 2014 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income (Loss)	Gains (Loss)
$(744)	$744
12

BARRIER FUND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2015

(5)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates a presumption of control of the portfolio, under Section 2(a)(9) of the 1940 Act. As of June 30, 2015, Jefferson National Life Insurance held 54.74% and Mutuals Advisors, Inc. held 45.26% of the Portfolio and may be deemed to control the Portfolio.

(6)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements, except as noted below.

On July 10, 2015 the Board of Trustees of the Variable Insurance Trust has concluded that it is in the best interests of the Fund and its shareholders that the Fund cease operations. The Board has determined to close the Fund, and redeem all outstanding shares, on August 31, 2015 (“Liquidation Date”).

Effective immediately, the Fund will not accept any new investments and will no longer pursue its stated investment objective. The Fund will begin liquidating its portfolio and will invest in cash equivalents until all shares have been redeemed. Any capital gains will be distributed as soon as practicable to shareholders and reinvested in additional shares, unless you have previously requested payment in cash. Shares of the Fund are otherwise not available for purchase.

13

Barrier Fund Portfolio
EXPENSE EXAMPLES (Unaudited)
June 30, 2015

As a shareholder of the Barrier Fund Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Barrier Fund Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 through June 30, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Barrier Fund Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual Expenses	1/1/15	6/30/15	1/1/15 – 6/30/15	1/1/15 – 6/30/15
Barrier Fund Portfolio	$1,000.00	$1,013.00	$8.73	1.75%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical Expenses	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	1/1/15	6/30/15	1/1/15 – 6/30/15	1/1/15 – 6/30/15
Barrier Fund Portfolio	$1,000.00	$1,016.12	$8.75	1.75%

*	Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.
14

BARRIER FUND PORTFOLIO
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2015

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Portfolio and the calculation of the net asset value of shares of the Portfolio.

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

15

PRIVACY NOTICE

variable insurance Trust

Rev. June 2011

FACTS	WHAT DOES VARIABLE INSURANCE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Variable Insurance Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228
16

PRIVACY NOTICE

variable insurance Trust

What we do:
How does Variable Insurance Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Variable Insurance Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Variable Insurance Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Variable Insurance Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Variable Insurance Trust does not jointly market.
17

Variable Insurance Trust

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

MANAGER

Mutuals Advisors, Inc.

700 North Pearl St.

Suite 900

Dallas, TX 75201

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

US Bank Trust Services

1555 N. RiverCenter Dr. Suite 300

Milwaukee, WI 53212

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: September 4, 2015